Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO(1)	COMPENSATION ACTUALLY PAID TO FIRST PEO(2)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO(3)	COMPENSATION ACTUALLY PAID TO SECOND PEO(4)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON PEO(5)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(6)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (MILLIONS)(9)	ADJUSTED EBITDA (MILLIONS)(10)
							TOTAL SHAREHOLDER RETURN(7)	PEER GROUP TOTAL SHAREHOLDER RETURN(8)
2023	—	—	$7,335,430	$934,313	$1,542,699	$(296,368)(11)	$203.94	$149.93	$(238)	$1,014
2022	—	—	$7,670,351	$9,839,552	$2,107,360	$2,450,210	$191.44	$130.45	$578	$1,361
2021	$9,012,886	$25,427,573	$5,537,669	$10,256,484	$2,359,471	$5,383,970	$203.63	$151.70	$608	$1,313
2020	$8,606,576	$16,928,335	—	—	$2,915,198	$4,524,555	$145.61	$119.86	$219	$879
(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of CAP to Mr. Vergnano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Jonathan Lock, Denise Dignam, Kristine Wellman, Alvenia Scarborough, Susan Kelliher, Sameer Ralhan, and Edwin Sparks; (ii) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; (iii) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton; and (iv) for 2020, Sameer Ralhan, Edwin Sparks, Mark Newman, and David Shelton.

(6)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

(7)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10)
See “Compensation Discussion and Analysis” in this Proxy Statement for the definition of Adjusted EBITDA.

(11)
Average Compensation Actually Paid of non-PEO NEOs is a negative amount due to equity forfeited upon the departures of Messrs. Ralhan and Sparks.

	PEO 1				PEO 2				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	—	—	$9,012,886	$8,606,576	$7,335,430	$7,670,351	$5,537,669	—	$1,542,699	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	—	$7,056,334	$6,231,013	$6,249,631	$5,504,353	$3,039,984	—	$1,042,701	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	—	$10,037,056	$14,805,523	$5,542,082	$7,286,350	$3,737,324	—	$549,601	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	—	$11,676,849	$(501,171)	$(4,188,551)	$(231,485)	$3,508,735	—	$(246,002)	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	—	$144,996	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	—	$507,084	$(2,653)	$516,921	$333,788	$184,986	—	$97,757	$47,967	$77,860	$(17,955)
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	$(1,929,442)	—	—	—	$(1,178,272)	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	—	—	$1,105,035	$251,073	$(92,496)	$284,902	$327,754	—	$(19,450)	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—	—	—
CAP	—	—	$25,427,573	$16,928,335	$934,313	$9,839,552	$10,256,484	—	$(296,368)	$2,450,210	$5,383,970	$4,524,555
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of CAP to Mr. Vergnano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Jonathan Lock, Denise Dignam, Kristine Wellman, Alvenia Scarborough, Susan Kelliher, Sameer Ralhan, and Edwin Sparks; (ii) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; (iii) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton; and (iv) for 2020, Sameer Ralhan, Edwin Sparks, Mark Newman, and David Shelton.

(6)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

Peer Group Issuers, Footnote
(7)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 7,335,430		$ 5,537,669
Adjustment To PEO Compensation, Footnote
	PEO 1				PEO 2				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	—	—	$9,012,886	$8,606,576	$7,335,430	$7,670,351	$5,537,669	—	$1,542,699	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	—	$7,056,334	$6,231,013	$6,249,631	$5,504,353	$3,039,984	—	$1,042,701	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	—	$10,037,056	$14,805,523	$5,542,082	$7,286,350	$3,737,324	—	$549,601	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	—	$11,676,849	$(501,171)	$(4,188,551)	$(231,485)	$3,508,735	—	$(246,002)	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	—	$144,996	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	—	$507,084	$(2,653)	$516,921	$333,788	$184,986	—	$97,757	$47,967	$77,860	$(17,955)
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	$(1,929,442)	—	—	—	$(1,178,272)	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	—	—	$1,105,035	$251,073	$(92,496)	$284,902	$327,754	—	$(19,450)	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—	—	—
CAP	—	—	$25,427,573	$16,928,335	$934,313	$9,839,552	$10,256,484	—	$(296,368)	$2,450,210	$5,383,970	$4,524,555
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,542,699	$ 2,107,360	2,359,471	$ 2,915,198
Non-PEO NEO Average Compensation Actually Paid Amount	$ (296,368)	2,450,210	5,383,970	4,524,555
Adjustment to Non-PEO NEO Compensation Footnote
	PEO 1				PEO 2				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	—	—	$9,012,886	$8,606,576	$7,335,430	$7,670,351	$5,537,669	—	$1,542,699	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	—	$7,056,334	$6,231,013	$6,249,631	$5,504,353	$3,039,984	—	$1,042,701	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	—	$10,037,056	$14,805,523	$5,542,082	$7,286,350	$3,737,324	—	$549,601	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	—	$11,676,849	$(501,171)	$(4,188,551)	$(231,485)	$3,508,735	—	$(246,002)	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	—	$144,996	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	—	$507,084	$(2,653)	$516,921	$333,788	$184,986	—	$97,757	$47,967	$77,860	$(17,955)
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	$(1,929,442)	—	—	—	$(1,178,272)	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	—	—	$1,105,035	$251,073	$(92,496)	$284,902	$327,754	—	$(19,450)	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—	—	—
CAP	—	—	$25,427,573	$16,928,335	$934,313	$9,839,552	$10,256,484	—	$(296,368)	$2,450,210	$5,383,970	$4,524,555
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs Company TSR(1)(2)
The below chart showing the relationship between the average PEOs’ and NEOs’ CAP and TSR demonstrates the critical role of equity grants and significant impact of our stock price on our executives’ pay.
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Net Income
CAP vs Net Income (NI) and Adjusted EBITDA(1)
The below chart shows the relationship between the average PEOs’ and NEOs’ CAP versus NI and Adjusted EBITDA which illustrates the impact of these measures as realized compensation.
(1)
PEO CAP in displayed in the above table reflects Mr. Vergnano’s CAP in 2020, Mr. Newman’s CAP in 2022 and 2023 and an average CAP for both for 2021.

Compensation Actually Paid vs. Company Selected Measure
CAP vs Net Income (NI) and Adjusted EBITDA(1)
The below chart shows the relationship between the average PEOs’ and NEOs’ CAP versus NI and Adjusted EBITDA which illustrates the impact of these measures as realized compensation.
(1)
PEO CAP in displayed in the above table reflects Mr. Vergnano’s CAP in 2020, Mr. Newman’s CAP in 2022 and 2023 and an average CAP for both for 2021.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
For fiscal year 2023, our CLDC identified the performance measures listed below as the most important financial performance measures used by the Company to link CAP for our named executive officers, for the most recently completed fiscal year, to the Company’s performance:
Adjusted EBITDA

Free Cash Flow

TSR

Total Shareholder Return Amount	$ 203.94	191.44	203.63	145.61
Peer Group Total Shareholder Return Amount	149.93	130.45	151.7	119.86
Net Income (Loss)	$ (238,000,000)	$ 578,000,000	$ 608,000,000	$ 219,000,000
Company Selected Measure Amount	1,014	1,361,000,000	1,313,000,000	879,000,000
PEO Name	Mr. Newman
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	(10)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Mr Vergnano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,012,886	$ 8,606,576
PEO Actually Paid Compensation Amount			25,427,573	16,928,335
Mr Vergnano [Member] | Reported Fair Value Of Equity Awards [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,056,334)	(6,231,013)
Mr Vergnano [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,037,056	14,805,523
Mr Vergnano [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years And Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,676,849	(501,171)
Mr Vergnano [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			144,996
Mr Vergnano [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			507,084	(2,653)
Mr Vergnano [Member] | Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Vergnano [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,105,035	251,073
Mr Vergnano [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Vergnano [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Vergnano [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Newman Member [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,335,430	7,670,351	5,537,669
PEO Actually Paid Compensation Amount	934,313	9,839,552	10,256,484
Mr Newman Member [Member] | Reported Fair Value Of Equity Awards [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,249,631)	(5,504,353)	(3,039,984)
Mr Newman Member [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,542,082	7,286,350	3,737,324
Mr Newman Member [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years And Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,188,551)	(231,485)	3,508,735
Mr Newman Member [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Newman Member [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,921	333,788	184,986
Mr Newman Member [Member] | Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,929,442)
Mr Newman Member [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,496)	284,902	327,754
Mr Newman Member [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Newman Member [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Newman Member [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Reported Fair Value Of Equity Awards [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,042,701)	(1,130,702)	(1,139,675)	(1,807,220)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,601	1,482,246	1,697,677	3,537,581
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years And Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,002)	(164,478)	2,182,023	(157,388)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,757	47,967	77,860	(17,955)
Non-PEO NEO | Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,178,272)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,450)	107,817	206,615	54,340
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount